UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: No.1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  028-04333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner               New York, New York                       8/14/09
[Signature]                     [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   8

Form 13F Information Table Entry Total:             21

Form 13F Information Table Value Total:     $3,917,202
                                            (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

         01       028-04690                 High River Limited
                                                     Partnership

         02       028-11143                 Icahn Management L.P.

         03       028-12621                 CCI Onshore LLC

         04       028-04970                 High Coast Limited
                                                     Partnership

         05       028-04460                 Highcrest Investors Corp.

         06       028-11469                 Gascon Partners

         07       028-13260                 IEH FM Holdings LLC

         08       028-13170                 Thornwood Associates Limited
                                            Partnership

                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Carl C. Icahn


COLUMN 1                     COLUMN 2         COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
NAME OF                      TITLE OF                    VALUE        SHRS OR   SH/  PUT/ INVESTMENT OTHER      Voting Authority
ISSUER                       CLASS            CUSIP      (x$1000)     PRN AMT   PRN  CALL DISCRETION MANAGER  SOLE   SHARED    NONE
------                       -----            -----      --------     -------   ---  ---- ---------- -------  ----   ------    ----
ADVENTRX PHARMACEUTICALS INC COM              00764X103        130     864,865  SH         Defined     1             864,865
AMERICAN RAILCAR INDS INC    COM              02916P103     95,521  11,564,145  SH         Defined                11,564,145
BIOGEN IDEC INC              COM              09062X103    145,160   3,215,051  SH         Defined     1           3,215,051
BLOCKBUSTER INC              CL A             093679108      1,144   1,732,960  SH         Defined     1           1,732,960
BLOCKBUSTER INC              CL A             093679108        593     898,000  SH         Defined                   898,000
BLOCKBUSTER INC              CL B             093679207        301     772,320  SH         Defined     1             772,320
BLOCKBUSTER INC              CL B             093679207        133     340,906  SH         Defined                   340,906
ENZON PHARMACEUTICALS INC    COM              293904108      5,542     704,214  SH         Defined     1             704,214
FEDERAL MOGUL CORP           COM              313549404    711,036  75,241,924  SH         Defined     7          75,241,924
GUARANTY FINL GROUP          COM               40108N10          6   3,823,308  SH         Defined     1           3,823,308
ICAHN ENTERPRISES LP         DEP UNIT         451100101    128,642   3,280,002  SH         Defined                 3,280,002
ICAHN ENTERPRISES LP         DEP UNIT         451100101  1,510,356  38,509,836  SH         Defined     4          38,509,836
ICAHN ENTERPRISES LP         DEP UNIT         451100101    151,639   3,866,379  SH         Defined     5           3,866,379
ICAHN ENTERPRISES LP         DEP UNIT         451100101    466,411  11,892,167  SH         Defined     6          11,892,167
ICAHN ENTERPRISES LP         DEP UNIT         451100101    137,878   3,515,515  SH         Defined     3           1,515,515
ICAHN ENTERPRISES LP         DEP UNIT         451100101    133,757   3,410,441  SH         Defined     2           3,410,441
ICAHN ENTERPRISES LP         DEP UNIT         451100101    168,100   4,286,087  SH         Defined     8           4,286,087
LIONS GATE ENTMT CORP        COM NEW          535919203     23,209   4,144,531  SH         Defined     1           4,144,531
LIONS GATE ENTMNT CORP       NOTE 2.938% 10/1 535919AF1        187     230,800  PRN        Defined     1             230,800
LIONS GATE ENTMT CORP        NOTE 3.625% 3/1  535919AG9         67      85,800  PRN        Defined     1              85,800
YAHOO INC                    COM              984332106    236,670  15,113,025  SH         Defined     1          15,113,025

                                                 TOTAL  $3,917,202

CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.